ORGANIZATION - Additional information (Details) $ in Thousands				12 Months Ended
	Dec. 30, 2025 MW	Jul. 14, 2025 MW shares	Dec. 09, 2024 MW shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 28, 2023 USD ($)
ORGANIZATION
Number of shares issued | shares		45,278,600	369,031,800
Mining pool operation | Esport - Win Limited
ORGANIZATION
Consideration | $						$ 5,000
Class A ordinary shares
ORGANIZATION
Number of shares issued | shares				45,278,600	369,031,800
Alpha Data Center PLC
ORGANIZATION
Percentage of equity interest acquired	44.00%		51.00%
Data center power capacity	45
Maximum planned power capacity in megawatts	55
Total mining machines owned by Alpha in percentage	49.00%
Guanghan Data Center Co., Ltd
ORGANIZATION
Total power capacity of data centers		55
Ethiopia data center
ORGANIZATION
Maximum planned power capacity in megawatts			100
Alpha Data Center PLC
ORGANIZATION
Ownership percentage			49.00%
Alpha Data Center PLC | Alpha Data Center PLC
ORGANIZATION
Ownership percentage	5.00%